Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0000896878
Registrant Name	INTUIT INC.
Registration File Number	333-274330
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES